Document and Entity Information	Feb. 13, 2020
Cover [Abstract]
Entity Registrant Name	SPS COMMERCE INC
Amendment Flag	false
Entity Central Index Key	0001092699
Document Type	8-K
Document Period End Date	Feb. 13, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-34702
Entity Tax Identification Number	41-2015127
Entity Address, Address Line One	333 South Seventh Street
Entity Address, Address Line Two	Suite 1000 Minneapolis
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	(612)
Local Phone Number	435-9400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	SPSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false